Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 404,387	$ 437,597
Less: accumulated depreciation	(219,964)	(170,164)
Property and equipment, net	184,423	267,433
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 155,062	166,979
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 84,549	92,358
Leasehold improvement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,917	13,018
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	1 year
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Finance lease right-of-use asset [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Property and equipment, gross	$ 152,859	$ 165,242